Fair Value Measurements - Schedule of Fair Value Measurement Inputs and Valuation Techniques (Details) - Measurement Input, Discount Rate	Dec. 31, 2025
Market and income approach | Liability for Share-Based Compensation
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Measurement input	0.165
Contingent Consideration Receivable | Discounted cashflow
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Measurement input	0.148